Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New Alternatives Fund
Entity Central Index Key	0000355767
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000013290
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Class A
Trading Symbol	NALFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.
Additional Information Phone Number	800-423-8383
Additional Information Website	https://www.newalternativesfund.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[1]
AssetsNet	$ 314,699,449
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 800,033
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$314,699,449
Number of Portfolio Holdings	48
Advisory Fee	$800,033
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.7%
Recycling & Waste Management	0.8%
Transportation	1.9%
Energy Storage	2.6%
Solar Photovoltaic	3.9%
Sustainable Energy Financial Services	5.0%
Wind Turbines	5.0%
Water Systems	6.5%
Energy Conservation	9.8%
Energy Management	13.4%
Utilities	19.7%
Renewable Energy Power Producers & Developers	24.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Iberdrola S.A.	5.6%
Acciona S.A.	5.5%
Veolia Environnement S.A.	5.3%
Enel SpA	5.1%
Siemens A.G.	5.1%
Infratil Ltd.	5.0%
HA Sustainable Infrastructure Capital, Inc.	5.0%
Terna - Rete Elettrica Nazionale	4.8%
Brookfield Renewable Corporation	4.7%
Clearway Energy, Inc., Class C	4.4%

C000146229
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Investor Class
Trading Symbol	NAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.
Additional Information Phone Number	800-423-8383
Additional Information Website	https://www.newalternativesfund.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%	[2]
AssetsNet	$ 314,699,449
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 800,033
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$314,699,449
Number of Portfolio Holdings	48
Advisory Fee	$800,033
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.7%
Recycling & Waste Management	0.8%
Transportation	1.9%
Energy Storage	2.6%
Solar Photovoltaic	3.9%
Sustainable Energy Financial Services	5.0%
Wind Turbines	5.0%
Water Systems	6.5%
Energy Conservation	9.8%
Energy Management	13.4%
Utilities	19.7%
Renewable Energy Power Producers & Developers	24.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Iberdrola S.A.	5.6%
Acciona S.A.	5.5%
Veolia Environnement S.A.	5.3%
Enel SpA	5.1%
Siemens A.G.	5.1%
Infratil Ltd.	5.0%
HA Sustainable Infrastructure Capital, Inc.	5.0%
Terna - Rete Elettrica Nazionale	4.8%
Brookfield Renewable Corporation	4.7%
Clearway Energy, Inc., Class C	4.4%

[1]	Annualized
[2]	Annualized